Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Harley-Davidson, Inc.
Amendment Flag	false
Entity Central Index Key	0000793952
EBP 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Harley-Davidson, Inc.
Amendment Flag	false
Entity Central Index Key	0000793952
EBP 005
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Harley-Davidson, Inc.
Amendment Flag	false
Entity Central Index Key	0000793952
EBP 008
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Harley-Davidson, Inc.
Amendment Flag	false
Entity Central Index Key	0000793952